iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  18 .0%
AbbVie, Inc. ............................ 1,118,878 $ 165,314,224
Alnylam Pharmaceuticals, Inc.
(a)
............... 77,741 17,600,562
Amgen, Inc. ............................ 338,050 85,323,820
Biogen, Inc.
(a)
........................... 90,671 26,376,194
BioMarin Pharmaceutical, Inc.
(a)
............... 116,706 13,462,037
Exact Sciences Corp.
(a) (b)
.................... 110,475 7,459,272
Exelixis, Inc.
(a)
........................... 199,786 3,520,229
Gilead Sciences, Inc. ...................... 794,695 66,706,698
Horizon Therapeutics PLC
(a)
................. 140,001 15,360,910
Incyte Corp.
(a)
........................... 115,395 9,824,730
Ionis Pharmaceuticals, Inc.
(a)
................. 89,528 3,569,481
Mirati Therapeutics, Inc.
(a)
................... 28,321 1,512,625
Moderna, Inc.
(a) (b)
......................... 210,042 36,979,995
Natera, Inc.
(a)
........................... 61,991 2,661,274
Neurocrine Biosciences, Inc.
(a)
................ 59,930 6,648,035
Novavax, Inc.
(a) (b)
......................... 49,345 538,354
Regeneron Pharmaceuticals, Inc.
(a)
............. 65,616 49,767,767
Sarepta Therapeutics, Inc.
(a) (b)
................ 53,212 6,649,904
Seagen, Inc.
(a) (b)
.......................... 85,979 11,992,351
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 42,229 1,914,241
United Therapeutics Corp.
(a)
.................. 28,198 7,420,868
Vertex Pharmaceuticals, Inc.
(a)
................ 161,875 52,301,812
592,905,383
a
Chemicals  —  0 .0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 552,528 1,077,430
a
Health Care Equipment & Supplies  —  19 .7%
Abbott Laboratories ....................... 1,085,575 120,010,316
Align Technology, Inc.
(a)
..................... 49,588 13,375,371
Baxter International, Inc. .................... 318,427 14,548,930
Becton Dickinson and Co. ................... 179,743 45,334,779
Boston Scientific Corp.
(a)
.................... 903,254 41,775,497
Cooper Companies, Inc. (The) ................ 30,724 10,720,525
Dentsply Sirona, Inc. ...................... 135,496 4,990,318
Dexcom, Inc.
(a)
.......................... 243,797 26,108,221
Edwards Lifesciences Corp.
(a)
................ 390,951 29,985,942
Enovis Corp.
(a) (b)
.......................... 32,005 2,014,715
Envista Holdings Corp.
(a)
.................... 102,909 4,012,422
GE HealthCare Technologies, Inc.
(a)
............ 229,985 15,988,557
Globus Medical, Inc. , Class A
(a)
............... 48,469 3,659,410
Hologic, Inc.
(a)
........................... 155,558 12,657,754
ICU Medical, Inc.
(a)
........................ 12,834 2,479,914
IDEXX Laboratories, Inc.
(a)
................... 51,991 24,981,675
Insulet Corp.
(a)
........................... 43,520 12,504,166
Integra LifeSciences Holdings Corp.
(a)
........... 45,550 2,610,015
Intuitive Surgical, Inc.
(a)
..................... 223,013 54,792,064
Masimo Corp.
(a) (b)
......................... 30,110 5,121,109
Medtronic PLC .......................... 846,159 70,815,047
Novocure Ltd.
(a) (b)
......................... 65,257 5,950,133
Penumbra, Inc.
(a) (b)
........................ 22,542 5,644,742
QuidelOrtho Corp.
(a)
....................... 30,827 2,639,099
ResMed, Inc. ........................... 91,386 20,869,821
STERIS PLC ............................ 63,113 13,033,466
Stryker Corp. ........................... 222,413 56,450,644
Tandem Diabetes Care, Inc.
(a)
................ 40,351 1,643,900
Teleflex, Inc. ............................ 29,672 7,222,758
Zimmer Biomet Holdings, Inc. ................ 132,696 16,897,509
648,838,819
a
Health Care Providers & Services  —  19 .2%
Acadia Healthcare Co., Inc.
(a) (b)
................ 56,306 4,730,830
agilon health, Inc.
(a) (b)
...................... 119,992 2,611,026
Security Shares Value
a
Health Care Providers & Services (continued)
Amedisys, Inc.
(a) (b)
........................ 20,356 $ 1,967,611
Cardinal Health, Inc. ....................... 165,728 12,802,488
Centene Corp.
(a)
......................... 359,664 27,420,783
Chemed Corp. ........................... 9,228 4,661,432
Cigna Corp. ............................ 189,491 60,006,115
DaVita, Inc.
(a) (b)
.......................... 35,300 2,908,367
Elevance Health, Inc. ...................... 152,606 76,301,474
Encompass Health Corp. ................... 62,097 3,877,958
Enhabit, Inc.
(a)
........................... 31,048 476,897
Guardant Health, Inc.
(a)
..................... 61,536 1,934,076
HCA Healthcare, Inc. ...................... 136,572 34,835,420
Henry Schein, Inc.
(a)
....................... 85,393 7,356,607
Humana, Inc. ........................... 80,019 40,945,722
Laboratory Corp. of America Holdings ........... 56,006 14,120,233
Molina Healthcare, Inc.
(a)
.................... 36,226 11,296,354
Oak Street Health, Inc.
(a) (b)
................... 73,644 2,140,095
Premier, Inc. , Class A ...................... 74,562 2,487,388
Quest Diagnostics, Inc. ..................... 71,786 10,658,785
Signify Health, Inc. , Class A
(a) (b)
............... 51,373 1,462,076
Tenet Healthcare Corp.
(a) (b)
................... 67,209 3,686,414
UnitedHealth Group, Inc. .................... 592,165 295,602,846
Universal Health Services, Inc. , Class B ......... 39,149 5,802,273
630,093,270
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a)
........................... 73,493 1,425,764
Doximity, Inc. , Class A
(a) (b)
................... 70,939 2,502,019
Teladoc Health, Inc.
(a) (b)
..................... 101,535 2,985,129
Veeva Systems, Inc. , Class A
(a)
............... 88,135 15,031,424
21,944,336
a
Life Sciences Tools & Services  —  12 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 58,435 2,736,511
Agilent Technologies, Inc.
(b)
.................. 187,116 28,456,601
Avantor, Inc.
(a) (b)
.......................... 385,438 9,211,968
Azenta, Inc.
(a)
........................... 47,001 2,627,356
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 13,525 6,322,397
Bio-Techne Corp. ......................... 98,386 7,837,429
Bruker Corp. ............................ 67,571 4,738,079
Charles River Laboratories International, Inc.
(a)
..... 31,884 7,755,783
Danaher Corp. .......................... 409,816 108,347,154
Illumina, Inc.
(a) (b)
.......................... 99,433 21,298,549
IQVIA Holdings, Inc.
(a) (b)
..................... 117,349 26,921,034
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 70,059 1,027,065
PerkinElmer, Inc. ......................... 79,770 10,970,768
QIAGEN NV
(a)
........................... 143,363 7,024,787
Repligen Corp.
(a) (b)
........................ 34,956 6,477,347
Sotera Health Co.
(a) (b)
...................... 62,177 1,071,931
Syneos Health, Inc. , Class A
(a) (b)
............... 64,859 2,329,735
Thermo Fisher Scientific, Inc. ................. 247,706 141,274,163
West Pharmaceutical Services, Inc. ............ 46,834 12,439,110
408,867,767
a
Pharmaceuticals  —  29 .7%
Bristol-Myers Squibb Co. .................... 1,348,278 97,952,397
Catalent, Inc.
(a) (b)
......................... 112,862 6,043,760
Elanco Animal Health, Inc.
(a)
.................. 281,183 3,860,643
Eli Lilly & Co. ........................... 533,437 183,582,343
Jazz Pharmaceuticals PLC
(a)
................. 38,865 6,088,591
Johnson & Johnson ....................... 1,666,141 272,280,762
Merck & Co., Inc. ......................... 1,601,516 172,018,833
Organon & Co. .......................... 160,630 4,839,782
Perrigo Co. PLC ......................... 85,131 3,185,602
Pfizer, Inc. ............................. 3,578,161 158,011,590
Royalty Pharma PLC , Class A ................ 235,214 9,218,037

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Viatris, Inc. ............................. 766,319 $ 9,318,439
Zoetis, Inc. , Class A ....................... 298,063 49,326,446
975,727,225
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,946,963,845 ) ............................... 3,279,454,230
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 61,079,688 $ 61,116,336
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 4,324,609 4,324,609
a
Total Short-Term Securities — 2.0%
(Cost: $ 65,406,433 ) ................................. 65,440,945
Total Investments — 101.7%
(Cost: $ 3,012,370,278 ) ............................... 3,344,895,175
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (57,048,777)
Net Assets — 100.0% ................................. $ 3,287,846,398
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 40,415,625  $ 20,677,842
(a)
$ —  $ 3,921  $ 18,948  $ 61,116,336  61,079,688  $ 114,079
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,957,000  1,367,609
(a)
—  —  —  4,324,609  4,324,609  81,094  3
$ 3,921  $ 18,948
$ 65,440,945
$ 195,173  $ 3
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 60 03/17/23 $ 8,114 $ (248,869)

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,279,454,230  $ —  $ —  $ 3,279,454,230
Short-Term Securities
Money Market Funds ...................................... 65,440,945  —  —  65,440,945
$ 3,344,895,175  $ —  $ —  $ 3,344,895,175
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (248,869) $ —  $ —  $ (248,869)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.